GENERAL INFORMATION (Conversion of Preferred Shares) (Details)	12 Months Ended
	Dec. 31, 2015 ₪ / shares shares	Jun. 30, 2016 ₪ / shares
Conversion of Stock [Line Items]
Ordinary shares, par value | ₪ / shares	₪ 0.2	₪ 0.2
Preferred Shares Conversion [Member]
Conversion of Stock [Line Items]
Reverse stock split ratio	1
Ordinary shares, par value | ₪ / shares	₪ 0.01
Number of shares converted	4,338,998
Number of shares issued for conversion	4,338,998
Preferred Share Warrants Conversion [Member]
Conversion of Stock [Line Items]
Reverse stock split ratio	1
Number of shares converted	948,000
Number of shares issued for conversion	948,000